Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Champion Income Fund))	0 Months Ended
	Jan. 27, 2012
Merrill Lynch High Yield Master Index
Average Annual Return:
1 Year	4.38%
5 Years	7.34%
10 Years (or life of class, if less)	8.59%
Merrill Lynch High Yield Master Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	7.96%	[1]
Barclays Capital U.S. Credit Bond Index
Average Annual Return:
1 Year	3.23%
5 Years	1.35%
10 Years (or life of class, if less)	0.60%
Barclays Capital U.S. Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	1.37%	[1]
Class A
Average Annual Return:
1 Year	(7.05%)
5 Years	(22.87%)
10 Years (or life of class, if less)	(8.63%)
Inception Date	Nov. 16, 1987
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(9.54%)
5 Years	(25.21%)
10 Years (or life of class, if less)	(11.21%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(4.49%)
5 Years	(18.15%)
10 Years (or life of class, if less)	(7.25%)
Class B
Average Annual Return:
1 Year	(7.75%)
5 Years	(22.95%)
10 Years (or life of class, if less)	(8.59%)
Inception Date	Oct. 02, 1995
Class C
Average Annual Return:
1 Year	(4.10%)
5 Years	(22.78%)
10 Years (or life of class, if less)	(8.92%)
Inception Date	Dec. 01, 1993
Class N
Average Annual Return:
1 Year	(3.54%)
5 Years	(22.35%)
10 Years (or life of class, if less)	(8.50%)
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(1.88%)
5 Years	(21.78%)
10 Years (or life of class, if less)	(19.83%)
Inception Date	Sep. 01, 2006

[1]	As of 08/31/06